Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2025, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,646,412	Ps.	18.0165	Ps.	29,662,582
Euros	3,255		21.1459		68,830
Swiss francs	4,514		22.7147		102,534
Other currencies	—		—		9

Liabilities:
U.S. dollars (1)	3,779,613	Ps.	18.0165	Ps.	68,095,398
Euros	29,470		21.1459		623,170
Swiss francs	4,326		22.7147		98,264
Other currencies	—		—		919

The foreign currency position of monetary items of the Group at December 31, 2024, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,318,668	Ps.	20.8691	Ps.	27,519,414
Euros	32,919		21.6510		712,729
Swiss francs	219		23.0485		5,048
Other currencies	—		—		15

Liabilities:
U.S. dollars (1)	3,942,186	Ps.	20.8691	Ps.	82,269,874
Euros	3,626		21.6510		78,507
Swiss francs	41		23.0485		945
Other currencies	—		—		80

(1)	As of December 31, 2025 and 2024, monetary liabilities include U.S.$2,304.1 million (Ps.41,511,522) and U.S.$2,108.7 million (Ps.44,005,755), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2025		2024
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, short-term investments, and non-current investments in financial instruments (1)	U.S.$	1,655.9	U.S.$	1,352.0
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(3,819.7)		(3,942.2)
Net liability position	U.S.$	(2,163.8)	U.S.$	(2,590.2)

(1)	As of December 31, 2025 and 2024, this line includes U.S. dollar equivalent amounts of U.S.$9.5 million and U.S.$33.4 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2025 and 2024, this line includes U.S. dollar equivalent amounts of U.S.$40.1 million and U.S.$0.1 million, respectively, related to other foreign currencies, primarily Euros.
(3)	As of December 31, 2025 and 2024, monetary liabilities include U.S.$2,304.1 million (Ps.41,511,522) and U.S.$2,108.7 million (Ps.44,005,755), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and the investment in Open-Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2025	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	1,030,233	Ps.	1,033,922	Ps.	3,689	Ps.	107,081
Open-Ended Fund		817,332		817,332		—		81,733
Publicly traded equity instruments		2,608,027		2,608,027		—		260,803

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2026		3,736,982		3,731,414		(5,568)		367,573
Senior Notes due 2032		5,404,950		5,761,514		356,564		932,715
Senior Notes due 2040		10,809,900		9,393,371		(1,416,529)		(477,192)
Senior Notes due 2045		14,244,025		9,438,233		(4,805,792)		(3,861,969)
Senior Notes due 2046		15,846,809		12,059,422		(3,787,387)		(2,581,445)
Senior Notes due 2049		11,907,609		7,889,506		(4,018,103)		(3,229,152)
Peso-denominated debt:
Notes due 2027		4,500,000		4,483,980		(16,020)		432,378
Senior Notes due 2037		4,500,000		3,101,760		(1,398,240)		(1,088,064)
Senior Notes due 2043		6,225,690		3,756,830		(2,468,860)		(2,093,177)
Long-term loans payable to Mexican banks		10,000,000		10,083,966		83,966		1,092,363
Lease liabilities		5,435,988		5,595,514		159,526		719,077
Derivative financial instruments (1)		413,188		413,188		—		41,319

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2024	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	1,024,371	Ps.	1,031,497	Ps.	7,126	Ps.	110,276
Open-Ended Fund		784,769		784,769		—		78,477
Publicly traded equity instruments		1,709,942		1,709,942		—		170,994
Derivative financial instruments (1)		2,001,051		2,001,051		—		200,105

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		4,579,474		4,577,917		(1,557)		456,235
Senior Notes due 2026		4,328,669		4,254,172		(74,497)		350,920
Senior Notes due 2032		6,260,730		6,838,345		577,615		1,261,450
Senior Notes due 2040		12,521,460		11,389,770		(1,131,690)		7,287
Senior Notes due 2045		16,499,319		11,969,101		(4,530,218)		(3,333,308)
Senior Notes due 2046		18,355,876		15,480,061		(2,875,815)		(1,327,809)
Senior Notes due 2049		13,792,972		10,280,454		(3,512,518)		(2,484,473)
Peso-denominated debt:
Notes due 2027		4,500,000		4,252,725		(247,275)		177,998
Senior Notes due 2037		4,500,000		3,186,405		(1,313,595)		(994,955)
Senior Notes due 2043		6,225,690		3,608,472		(2,617,218)		(2,256,371)
Long-term loans payable to Mexican banks		12,650,000		12,777,242		127,242		1,404,966
Lease liabilities		5,386,639		5,454,171		67,532		612,949

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes issued by the Group are within Level 1 of the fair value hierarchy as there are quoted market prices for such notes. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2026 to		January 1, 2027 to		January 1, 2029 to		Subsequent to
	December 31, 2026		December 31, 2028		December 31, 2030		December 31, 2030		Total
At December 31, 2025
Debt (1)	Ps.	3,736,982	Ps.	4,500,000	Ps.	10,000,000	Ps.	68,938,983	Ps.	87,175,965
Lease liabilities		1,583,871		2,401,449		894,328		556,340		5,435,988
Trade and other liabilities		19,700,090		79,493		—		4,612,827		24,392,410
Interest on debt (2)		4,401,579		11,128,543		9,325,699		52,766,083		77,621,904
Interest on lease liabilities		443,546		552,835		331,066		143,957		1,471,404

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2025 to		January 1, 2026 to		January 1, 2028 to		Subsequent to
	December 31, 2025		December 31, 2027		December 31, 2029		December 31, 2029		Total
At December 31, 2024
Debt (1)	Ps.	4,579,474	Ps.	11,478,669	Ps.	10,000,000	Ps.	78,156,047	Ps.	104,214,190
Lease liabilities		1,242,957		2,387,918		865,556		890,208		5,386,639
Trade and other liabilities		18,410,499		84,453		32,503		4,146,195		22,673,650
Interest on debt (2)		5,428,409		12,561,501		10,787,915		58,559,426		87,337,251
Interest on lease liabilities		462,912		618,152		378,067		252,519		1,711,650

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2025 and 2024, based on contractual interest rates and exchange rates as of that date.